Interim Condensed Consolidated Balance Sheets (unaudited) - CAD ($) $ in Millions		Jan. 31, 2022	Oct. 31, 2021
Assets
Cash and due from banks	[1]	$ 131,163	$ 113,846
Interest-bearing deposits with banks		63,420	79,638
Securities
Trading		149,525	139,240
Investment, net of applicable allowance (Note 4)		153,570	145,484
Securities		303,095	284,724
Assets purchased under reverse repurchase agreements and securities borrowed		312,126	307,903
Loans (Note 5)
Retail		513,970	503,598
Wholesale		230,108	218,066
Loans		744,078	721,664
Allowance for loan losses (Note 5)		(4,047)	(4,089)
Loans, net		740,031	717,575
Segregated fund net assets		2,730	2,666
Other
Customers' liability under acceptances		18,876	19,798
Derivatives		92,319	95,541
Premises and equipment		7,406	7,424
Goodwill		11,010	10,854
Other intangibles		4,459	4,471
Other assets		65,834	61,883
Total other assets		199,904	199,971
Total assets		1,752,469	1,706,323
Deposits (Note 6)
Personal		375,606	362,488
Business and government		720,089	696,353
Bank		47,147	41,990
Total deposits		1,142,842	1,100,831
Segregated fund net liabilities		2,730	2,666
Other
Acceptances		18,959	19,873
Obligations related to securities sold short		41,544	37,841
Obligations related to assets sold under repurchase agreements and securities loaned		265,009	262,201
Derivatives		88,102	91,439
Insurance claims and policy benefit liabilities		12,973	12,816
Other liabilities		67,741	70,301
Total other liabilities		494,328	494,471
Subordinated debentures (Note 8)		10,561	9,593
Total liabilities		1,650,461	1,607,561
Equity attributable to shareholders
Retained earnings		73,542	71,795
Other components of equity		3,355	2,533
Total equity attributable to shareholders		101,910	98,667
Non-controlling interests		98	95
Total equity		102,008	98,762
Total liabilities and equity		1,752,469	1,706,323
Preferred shares and other equity instruments [member]
Equity attributable to shareholders
Issued capital (Note 8)		7,441	6,684
Common shares [member]
Equity attributable to shareholders
Issued capital (Note 8)		$ 17,572	$ 17,655

[1]	We are required to maintain balances with central banks and other regulatory authorities. The total balances were $2 billion as at January 31, 2022 (October 31, 2021 – $2 billion; January 31, 2021 – $3 billion; October 31, 2020 – $3 billion).